Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Detail)	12 Months Ended
Dec. 31, 2012
Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Oct. 22, 2002	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Provision of internet data center and managed network services	[1],[2]
Subsidiaries | 21Vianet Group Limited ("21Vianet HK")
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	May 25, 2007
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
Subsidiaries | 21Vianet Data Center Co., Ltd. ("21Vianet China")
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jun. 12, 2000	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Provision of technical and consultation services and rental of long-lived assets	[1]
Subsidiaries | Fastweb International Holdings
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[3]
Place of incorporation	Cayman Islands	[3]
Percentage of direct ownership by the Company	100.00%	[3]
Principal activities	Investment holding	[3]
Subsidiaries | Hongkong Fastweb Holdings Company
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[3]
Place of incorporation	Hong Kong	[3]
Percentage of direct ownership by the Company	100.00%	[3]
Principal activities	Investment holding	[3]
Subsidiaries | Beijing Fastweb Technology Company Limited
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	100.00%	[1],[3]
Principal activities	Dormant Company	[1],[3]
Subsidiaries | Foshan Technology
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Dec. 20, 2011	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Trading of network equipment	[1]
Subsidiaries | 21Vianet Anhui Suzhou Technology Co., Ltd.("Suzhou Technology")
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Nov. 16, 2011	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Trading of network equipment	[1]
Subsidiaries | 21ViaNet@Xian Holding Limited ("21V Xi'an Holding")
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jul. 05, 2012	[4]
Place of incorporation	British Virgin Islands	[4]
Percentage of direct ownership by the Company	100.00%	[4]
Principal activities	Investment holding	[4]
Subsidiaries | 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech")
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jul. 05, 2012	[1],[4]
Place of incorporation	PRC	[1],[4]
Percentage of direct ownership by the Company	100.00%	[1],[4]
Principal activities	Provision of internet data center	[1],[4]
Held Directly by 21 Vianet Technology | Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Mar. 15, 2006	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Provision of internet data center and managed network services	[1],[2]
Held Directly by 21 Vianet Beijing | Shanghai Wantong Vianet Information Technology Company Limited | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Feb. 20, 2008	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Provision of internet data center services	[1],[2]
Held Directly by 21 Vianet Beijing | 21 Vianet Xian Information Outsourcing Industry Park Services Co., Ltd (Xi'an Sub) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jun. 23, 2008	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Provision of internet data center services	[1],[2]
Held Directly by 21 Vianet Beijing | Beijing Chengyishidai Network Technology Co., Ltd. (CYSD) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Zhiboxintong Beijing Network Technology Co., Ltd (ZBXT) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Beijing Bozhiruihai Network Technology Co., Ltd. | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Beijing Bikonghengtong Network Technology Co., Ltd. | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Xingyunhengtong Beijing Network Technology Company Limited | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Fuzhou Yongjiahong Communication Technology Company Limited | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Jiu Jiang Zhongyatonglian Network Technology Co., Ltd. | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Nov. 16, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Guangzhou Gehua Network Technology and Development Co., ("Gehua") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Oct. 08, 2011	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Provision of managed network services	[1],[2]
Held Directly by 21 Vianet Beijing | Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Oct. 01, 2011	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Dormant Company	[1],[2]
Held Directly by 21 Vianet Beijing | Shenzhen Cloud Information Technology Co., Ltd. ("Shenzhen Cloud") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Oct. 27, 2011	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Dormant Company	[1],[2]
Held Directly by 21 Vianet Beijing | Langfang Xunchi Computer Data Processing Co., Ltd. ("Langfang Xunchi") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Dec. 19, 2011	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Dormant Company	[1],[2]
Held Directly by 21 Vianet Beijing | Beijing Fastweb Network Technology Co., Ltd. ("Fastweb Network BJ") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[1],[2],[3]
Place of incorporation	PRC	[1],[2],[3]
Principal activities	Provision of internet data center and internet content delivery network services	[1],[2],[3]
Held Directly by 21 Vianet Beijing | Shanghai Fawei Technology Co., Ltd. (SH Fawei) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jul. 18, 2008	[1],[2],[3]
Place of incorporation	PRC	[1],[2],[3]
Principal activities	Internet data center, content delivery network and related services	[1],[2],[3]
Held Directly by 21 Vianet Beijing | Suzhou Fastweb Technology Co., Ltd. (SZ Fastweb) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Feb. 01, 2010	[1],[2],[3]
Place of incorporation	PRC	[1],[2],[3]
Principal activities	Dormant Company	[1],[2],[3]
Held Directly by 21 Vianet Beijing | Hangzhou Zhentuo Information Technology Co., Ltd. (HZ Zhentuo) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Aug. 16, 2012	[1],[2],[6]
Place of incorporation	PRC	[1],[2],[6]
Principal activities	Dormant Company	[1],[2],[6]
Held Directly by 21 Vianet Beijing | Shanghai Xiangyun 21Vianet Network Technology Company Limited (SH Xiangyun)
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Oct. 22, 2012	[1],[2],[7]
Place of incorporation	PRC	[1],[2],[7]
Principal activities	Dormant Company	[1],[2],[7]

[1]	Collectively "PRC Subsidiaries"
[2]	Collectively "Consolidated VIE"
[3]	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as "Fastweb") (Note 4).
[4]	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in these entities (collectively referred to as "21V Xi'an") from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool Inc. ("aBitCool") (Note 4).
[5]	Collectively "Managed Network Entities"
[6]	On August 16, 2012, HZ Zhentuo was incorporated in Hangzhou in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.
[7]	On October 22, 2012, SH Xiangyun was incorporated in Shanghai in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.